Derivative Instruments and Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Comprehensive (Loss) Income [Abstract]
Summary of Interest rate swap agreements

At December 31, 2011, the Company had hedged $200.0 million of its variable rate debt through six interest rate swap agreements that are summarized below (dollars in thousands):

Effective Date	Maturity Date	Amount	Interest Rate Contractual Component	Fixed LIBOR Interest Rate
January 2011	January 2014	$50,000	LIBOR	1.474%
July 2011	July 2016	35,000	LIBOR	1.754%
July 2011	July 2016	25,000	LIBOR	1.7625%
July 2011	July 2017	30,000	LIBOR	2.093%
July 2011	July 2017	30,000	LIBOR	2.093%
September 2011	July 2018	30,000	LIBOR	1.660%

		$200,000

Summary of comprehensive (loss) income

Total comprehensive (loss) income is summarized as follows (amounts in thousands):

	2011	2010	2009
Net (loss) income	$(8,752)	$(11,675)	$4,056
Unrealized (loss) gain on derivative instruments	(5,569)	1,067	1,314

Total comprehensive (loss) income	(14,321)	(10,608)	5,370
Comprehensive loss (income) attributable to noncontrolling interests	954	209	(156)

Comprehensive (loss) income attributable to First Potomac Realty Trust	$(13,367)	$(10,399)	$5,214